RELATED PARTY TRANSACTIONS - Other Agreements (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Non-recourse borrowings				$ 26,839	$ 21,117
Corporate borrowings				2,650	2,299
Financial instrument liabilities				2,433	1,670
Other long-term liabilities				1,764	1,530
Due to related parties				835	588
Increase (decrease) in equity				(3,693)	(2,290)	$ (2,229)
Interest expense				1,627	1,224	981
Westinghouse Electric Corporation
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired			100.00%
Investment in equity-accounted investments			$ 442
Economic interest held			10.11%
Sudsidiary
Disclosure of transactions between related parties [line items]
Ownership interest transferred	8.00%
Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Other long-term liabilities				11	11
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Corporate borrowings				8	7
Financial instrument liabilities				2	3
Due to related parties				450	321
TerraForm Power | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		13.75%
Increase (decrease) in equity		$ 483
Increase (decrease) in due to related parties		$ 483
Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Equity interests transferred for investment	$ 20
Brookfield Renewable and Institutional Partners | Westinghouse Electric Corporation
Disclosure of transactions between related parties [line items]
Investment in equity-accounted investments			$ 4,370
Economic interest held			51.00%
Cameco Corporation | Westinghouse Electric Corporation
Disclosure of transactions between related parties [line items]
Economic interest held			49.00%
Series 8 | Medium term notes
Disclosure of transactions between related parties [line items]
Carrying value				400
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit				0	0
Interest expense				0	0	$ 2
Subscription Facility | Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Non-recourse borrowings				$ 101	$ 93